Right-of-Use Assets and Lease Liabilities – Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities – Operating Leases [Abstract]
Schedule of Right of Use Assets – Operating Leases	Right of use assets – operating leases are summarized below:
	March 31, 2026	December 31, 2025
Office	$6,728	$9,471
Right of use assets, net	$6,728	$9,471
Right of use assets – operating leases are summarized below:
	December 31, 2025	December 31, 2024
Office	$9,471	$8,525
Right of use assets, net	$9,471	$8,525

Schedule of Operating Lease Liabilities

Operating lease liabilities are summarized below:

	March 31, 2026	December 31, 2025
Office	$6,728	$9,471
Lease liability	6,728	9,471
Less: current portion	(6,728)	(9,471)
Lease liability, non-current	$-	$-

Operating lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Office	$9,471	$8,525
Lease liability	9,471	8,525
Less: current portion	(9,471)	(8,525)
Lease liability, non-current	$—	$—

Schedule of Maturity Analysis Under these Lease Agreements	Maturity analysis under these lease agreements are as follows:
For the year ended December 31, 2026	$7,000
Less: Present value discount	(272)
Lease liability	$6,728
Maturity analysis under these lease agreements are as follows:
For the year ended December 31, 2026	$10,000
Less: Present value discount	(529)
Lease liability	$9,471